AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 2014

                                                             File No. 333-192858
                                                              File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 16                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 20                              /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                MICHAEL BEATTIE
                              C/O SEI CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

SEAN GRABER, ESQUIRE                               DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI CORPORATION
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/    Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 16 relates solely to the Nomura High Yield Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 4th day of December, 2014.

                                             THE ADVISORS' INNER CIRCLE FUND III

                                             By:             *
                                                --------------------------------
                                                Michael Beattie
                                                President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

          *                        Trustee                    December 4, 2014
---------------------
William M. Doran

          *                        Trustee                    December 4, 2014
---------------------
Jon C. Hunt

          *                        Trustee                    December 4, 2014
---------------------
Thomas P. Lemke

          *                        Trustee                    December 4, 2014
---------------------
Randall S. Yanker

          *                        Trustee                    December 4, 2014
---------------------
Terrence O. Jones

          *                        President                  December 4, 2014
---------------------
Michael Beattie

          *                        Treasurer, Controller &    December 4, 2014
---------------------              Chief Financial Officer
Rami Abdel-Rahman


* By: /s/ Dianne M. Descoteaux
      ------------------------
      Dianne M. Descoteaux
      Attorney-in-Fact

                                 EXHIBIT INDEX


EXHIBIT NUMBER      DESCRIPTION

EX-101.INS          XBRL Instance Document
EX-101.SCH          XBRL Taxonomy Extension Schema Document
EX-101.CAL          XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF          XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase